Discontinued Operations Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2015
MidAmerican Energy Company [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Groups, Including Discontinued Operations [Table Text Block]
Significant line items constituting pre-tax income from discontinued operations and total cash flows from operating activities for the years ended December 31 are as follows (in millions):

	2015	2014	2013

Operating revenue	$905	$918	$815
Cost of sales	$854	$863	$764

Cash flows from operating activities	$30	$(22)	$25

Assets, liabilities and equity of the unregulated retail services business reflected in the Balance Sheets as of December 31, are as follows (in millions):

	2015	2014

Receivables	$115	$118
Derivative assets	41	44
Deferred income taxes	21	14
Accounts payable	(49)	(40)
Derivative liabilities	(42)	(34)
Other assets and liabilities, net	4	5
Accumulated other comprehensive loss, net	27	20
Equity, excluding accumulated other comprehensive loss, net	(117)	(127)